Goodwill and Intangible Assets (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 31, 2023	Mar. 14, 2023	Mar. 31, 2022	Dec. 31, 2022
Successor [Member]
Statement [Line Items]
Goodwill	$ 44,122
Aggregate amortization expense	$ 116
Predecessor [Member]
Statement [Line Items]
Goodwill		0		$ (0)
Aggregate amortization expense		$ 806	$ 975